Condensed Consolidated Statement of Changes in Shareholders' Deficit (Unaudited) - 9 months ended Sep. 30, 2015 - USD ($)	5% Preferred Stock [Member]	Common Stock [Member]	Capital in excess of par value [Member]	Accumulated deficit [Member]	Total
Balance at beginning at Dec. 31, 2014	$ 60,675	$ 259,089	$ 47,634,857	$ (55,692,967)	$ (7,738,346)
Balance at beginning (in shares) at Dec. 31, 2014	2,427	25,908,978
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss				$ (2,845,813)	(2,845,813)
Common stock issued to directors		$ 125	$ 2,000		2,125
Common stock issued to directors (in shares)		12,500
Stock option compensation expense			49,181		49,181
Common stock issued for consulting services		$ 6,200	101,400		107,600
Common stock issued for consulting services (in shares)		620,000
Common stock issued to convert OID note		$ 294	5,588		5,882
Common stock issued to convert OID note (in shares)		29,410
Warrants issued for consulting services			75,000		75,000
Private offering of common stock and warrants		$ 18,250	346,750		365,000
Private offering of common stock and warrants (in shares)		1,825,000
Warrant and beneficial conversion feature on notes payable			316,623		316,623
Balance at end at Sep. 30, 2015	$ 60,675	$ 283,958	$ 48,531,399	$ (58,538,780)	$ (9,662,748)
Balance at end (in shares) at Sep. 30, 2015	2,427	28,395,888